Certain risks and concentration - Summary of Changes in Level 3 Instruments (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 22, 2019	Jun. 30, 2020	Jun. 30, 2019
Fair value measurement
Balance at beginning of period		$ 49,008
New issuance of convertible notes		3,958
Redemption of convertible notes		(15,196)
Balance at end of period		4,653
Conversion of convertible notes	$ 3,000
Balance at end of period		5,123
Level 3
Fair value measurement
Balance at beginning of period		49,008	$ 34,837
New issuance of convertible notes		4,002
Conversion of convertible notes		(36,168)	(4,431)
Redemption of convertible notes		(15,196)
Fair value changes		3,007	1,992
Balance at end of period		4,653	$ 32,398
Fair value changes		5,123
Balance at end of period		$ 5,123